Note 11	3 Months Ended
Jan. 31, 2012
Long-term Debt [Text Block]
11. As of January 31, 2012, we had $992.0 million of outstanding senior secured notes ($966.4 million, net of discount), comprised of $797.0 million 10 5/8% Senior Secured Notes due 2016, $53.2 million 2.0% Senior Secured Notes due 2021 and $141.8 million 5.0% Senior Secured Notes due 2021. As of January 31, 2012, we also had $568.2 million of outstanding senior notes ($565.7 million, net of discount), comprised of $36.7 million 6 1/2% Senior Notes due 2014, $3.0 million 6 3/8% Senior Notes due 2014, $21.4 million 6 1/4% Senior Notes due 2015, $154.2 million 6 1/4% Senior Notes due 2016, $113.3 million 7 1/2% Senior Notes due 2016, $176.8 million 8 5/8% Senior Notes due 2017 and $62.8 million 11 7/8% Senior Notes due 2015. In addition, we had outstanding $12.2 million 7.25% Tangible Equity Units discussed below in Note 12.

The 10 5/8% Senior Secured Notes due 2016 are secured by a first-priority lien, subject to permitted liens and other exceptions, on substantially all the assets owned by us, K. Hovnanian Enterprises, Inc. (“K. Hovnanian”) (the issuer of the senior secured notes) and the guarantors of such senior secured notes. At January 31, 2012, the aggregate book value of the real property collateral securing these notes was approximately $714.4 million, which does not include the impact of inventory investments, home deliveries, or impairments thereafter and which may differ from the appraised value. In addition, cash collateral securing these notes was $133.9 million as of January 31, 2012, which includes $35.7 million of restricted cash collateralizing certain letters of credit. Subsequent to such date, cash uses include general business operations and real estate investments.

On November 1, 2011, K. Hovnanian issued $141.8 million aggregate principal amount of 5.0% Senior Secured Notes due 2021 (the “5.0% 2021 Notes”) and $53.2 million aggregate principal amount of 2.0% Senior Secured Notes due 2021 (the “2.0% 2021 Notes” and together with the 5.0% 2021 Notes, the “2021 Notes”) in exchange for $195.0 million of K. Hovnanian's unsecured senior notes as follows: $16.7 million in aggregate principal amount of 6 1/2% Senior Notes due 2014, $26.2 million in aggregate principal amount of 6 3/8% Senior Notes due 2014, $67.6 million in aggregate principal amount of 11 7/8% Senior Notes due 2015, $31.3 million in aggregate principal amount of 6 1/4% Senior Notes due 2015, $13.3 million in aggregate principal amount of 6 1/4% Senior Notes due 2016, $20.7 million in aggregate principal amount of 7 1/2% Senior Notes due 2016 and $19.2 million in aggregate principal amount of 8 5/8% Senior Notes due 2017.  Holders of the senior notes due 2014 and 2015 that were exchanged in the exchange offer also received an aggregate of approximately $14.2 million in cash payments and all holders of senior notes that were exchanged in the exchange offer received accrued and unpaid interest (in the aggregate amount of approximately $3.3 million). The 5.0% 2021 Notes and the 2.0% 2021 Notes were issued as separate series under an indenture, but have substantially the same terms other than with respect to interest rate and related redemption provisions, and will vote together as a single class.  These secured notes are guaranteed by each of Hovnanian’s subsidiaries, except for its home mortgage subsidiaries, certain of its joint ventures, joint venture holding companies (other than members of the “Secured Group” (as defined below)), certain of its title insurance subsidiaries and the Company’s foreign subsidiary.

The guarantees with respect to the 2021 Notes of K. Hovnanian JV Holdings, L.L.C. and its subsidiaries other than certain joint ventures and joint venture holding companies (collectively, the “Secured Group”) are secured, subject to permitted liens and other exceptions, by a first-priority lien on substantially all of the assets of the members of the Secured Group. As of January 31, 2012, the collateral securing the guarantees primarily included (1) $81.0 million of cash and cash equivalents and (2) equity interests in guarantors that are members of the Secured Group.  Subsequent to such date, cash uses include general business operations and real estate and other investments. The aggregate book value of the real property of the Secured Group was approximately $45.8 million as of January 31, 2012 (not including the impact of inventory investments, home deliveries, or impairments thereafter and which may differ from the appraised value), which upon completion of the mortgage process will be collateral for the 2021 Notes. Members of the Secured Group also own equity in joint ventures, either directly or indirectly through ownership of joint venture holding companies, with a book value of $47.1 million as of January 31, 2012; this equity is not pledged to secure, and is not collateral for, the 2021 Notes. Members of the Secured Group are “unrestricted subsidiaries” under K. Hovnanian's other senior and senior secured notes and Amortizing Notes (as defined below), and thus have not guaranteed such indebtedness. These senior secured notes are redeemable in whole or in part at our option at any time, at 100.0% of the principal amount plus the greater of 1% of the principal amount and an applicable “Make-Whole Amount.”  In addition, we may redeem up to 35% of the aggregate principal amount of the notes before November 1, 2014 with the net cash proceeds from certain equity offerings at 105.0% (in the case of the 5.0% 2021 Notes) and 102.0% (in the case of the 2.0% 2021 Notes) of principal. The accounting for the exchange is being treated as a troubled debt restructuring. Under this accounting, the Company did not recognize any gain or loss on extinguishment of debt and the costs associated with the debt exchange were expensed as incurred as shown in “Other operations” in the Condensed Consolidated Statement of Operations.

In addition, on November 1, 2011, K. Hovnanian entered into a Second Supplemental Indenture (the “11 7/8% Notes Supplemental Indenture”), among K. Hovnanian, the Company, as guarantor, the other guarantors party thereto and Wilmington Trust Company, as trustee, amending and supplementing that certain Indenture dated February 14, 2011 (the “Base Indenture”) by and among K. Hovnanian, the Company, as guarantor, and Wilmington Trust Company, as trustee, as amended by the First Supplemental Indenture dated as of February 14, 2011 (the “First Supplemental Indenture”), by and among K. Hovnanian, the Company, as guarantor, the other guarantors party thereto and Wilmington Trust Company, as trustee (the Base Indenture as amended by the First Supplemental Indenture, the “Existing Indenture”). The 11 7/8% Notes Supplemental Indenture was executed and delivered following the receipt by K. Hovnanian of consents from a majority of the holders of K. Hovnanian’s 11 7/8/% Senior Notes due 2015. The 11 7/8% Notes Supplemental Indenture provides for the elimination of substantially all of the restrictive covenants and certain of the default provisions contained in the Existing Indenture and the 11 7/8% Senior Notes due 2015.

During the three months ended January 31, 2012, we repurchased in open market transactions $5.7 million principal amount of our 6 1/4% Senior Notes due 2016 and $38.3 million principal amount of 7 1/2% Senior Notes due 2016.  The aggregate purchase price for these repurchases was $19.0 million, plus accrued and unpaid interest.  These repurchases resulted in a gain on extinguishment of debt of $24.7 million for the three months ended January 31, 2012, net of the write-off of unamortized discounts and fees. The gain is included in the Condensed Consolidated Statement of Operations as “Gain on extinguishment of debt”.

Except for K. Hovnanian, the issuer of the notes, our home mortgage subsidiaries, joint ventures and subsidiaries holding interests in our joint ventures, certain of our title insurance subsidiaries and our foreign subsidiary, we and each of our subsidiaries are guarantors of the senior secured, senior and senior subordinated amortizing notes outstanding at January 31, 2012 (see Note 22 to the Condensed Consolidated Financial Statements).  In addition, the 2021 Notes are guaranteed by the Secured Group. Members of the Secured Group do not guarantee K. Hovnanian's other indebtedness.

The indentures governing the notes do not contain any financial maintenance covenants, but do contain restrictive covenants that limit, among other things, the Company’s ability and that of certain of its subsidiaries, including K. Hovnanian,  to incur additional indebtedness (other than certain permitted indebtedness, refinancing indebtedness and non-recourse indebtedness), pay dividends and make distributions on common and preferred stock, repurchase senior and senior subordinated notes (with respect to the senior secured first-lien notes indenture), make other restricted payments, make investments, sell certain assets, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all assets and enter into certain transactions with affiliates.  The indentures also contain events of default which would permit the holders of the notes to declare the notes to be immediately due and payable if not cured within applicable grace periods, including the failure to make timely payments on the notes or other material indebtedness, the failure to comply with agreements and covenants and specified events of bankruptcy, and insolvency and, with respect to the indentures governing the senior secured notes, the failure of the documents granting security for the senior secured notes to be in full force and effect and the failure of the liens on any material portion of the collateral securing the senior secured notes to be valid and perfected. As of January 31, 2012 we believe we were in compliance with the covenants of the indentures governing our outstanding notes.

Under the terms of the indentures (including with respect to the Amortizing Notes as defined and described in Note 12 below), we have the right to make certain redemptions and, depending on market conditions and covenant restrictions, may do so from time to time. We also continue to evaluate our capital structure and may also continue to make debt purchases and/or exchanges for debt or equity from time to time through tender offers, open market purchases, private transactions, or otherwise or seek to raise additional debt or equity capital, depending on market conditions and covenant restrictions.

If our consolidated fixed charge coverage ratio, as defined in the indentures governing our senior secured and senior notes, is less than 2.0 to 1.0, we are restricted from making certain payments, including dividends, and from incurring indebtedness other than certain permitted indebtedness, refinancing indebtedness, and non-recourse indebtedness. As a result of this restriction, we are currently restricted from paying dividends, which are not cumulative, on our 7.625% Series A Preferred Stock. If current market trends continue or worsen, we will continue to be restricted from paying dividends for the foreseeable future.  Our inability to pay dividends is in accordance with covenant restrictions and will not result in a default under our bond indentures or otherwise affect compliance with any of the covenants contained in the bond indentures.